UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH 45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-661-3100

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

GROWTH FUND	Portfolio of Investments as of March 31, 2006

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Coach*	15,200	525,616
Comcast*	39,500	1,031,740
Staples	42,650	1,088,428
Target Corporation	19,500	1,014,195
Viacom Incorporated Class B *	12,900	500,520
Total Consumer Discretionary: 7.8%		$4,160,499

Consumer Staples
Cadbury Schweppes	27,365	1,094,600
Kellogg	23,600	1,039,344
Pepsico, Incorporated	18,000	1,040,220
Procter & Gamble	17,900	1,031,577
Sysco	32,200	1,032,010
Wal-Mart Stores, Inc.	21,800	1,029,832
Total Consumer Staples: 11.7%		$6,267,583

Energy
Conoco Phillips	16,200	1,023,030
Exxon Mobil Corporation	17,282	1,051,783
Nabors Industries*	13,800	987,804
Peabody Energy Corporation	11,600	584,756
Transocean*	13,400	1,076,020
Total Energy: 8.8%		$4,723,393

Financial Services
Allstate Corporation	19,500	1,016,145
American International Group, Inc.	15,625	1,032,656
B B & T Corporation	27,200	1,066,240
Bank of New York Co., Inc.	33,500	1,207,340
CIT Group	21,700	1,161,384
Citigroup, Incorporated	21,500	1,015,445
Fifth Third Bancorp	25,130	989,117
J.P. Morgan Chase & Company	27,500	1,145,100
Merrill Lynch & Company, Inc.	14,600	1,149,896
Total Financial Services: 18.3%		$9,783,323

Utilities
Dominion Resources	15,300	1,056,159
Total Utilities: 2.0%		$1,056,159

Health Care
Amgen*	12,800	931,200
Bard (C.R.), Incorporated	16,700	1,132,427
Covance, Inc.*	9,400	552,250
Johnson & Johnson	17,400	1,030,428
Medtronic, Inc.	9,600	487,200
Novartis	20,800	1,153,152
Roche Holdings	14,000	1,040,200
Stryker Corporation	23,800	1,055,292
TEVA Pharmaceutical	25,600	1,054,208
United Healthcare Corp.	19,000	1,061,340
Wellpoint Inc.*	14,000	1,084,020
Total Health Care: 19.8%		$10,581,717

Industrials
General Electric Company	55,690	1,936,898
Ingersoll Rand	26,000	1,086,540
L-3 Communications Holdings	14,200	1,218,218
3M Company	13,700	1,036,953
United Parcel Service	14,200	1,127,196
Total Industrials: 12.0%		$6,405,805

Information Technology
Cisco Systems, Inc.*	50,800	1,100,836
Electronic Arts*	20,100	1,099,872
EMC*	79,100	1,078,133
Intel Corporation	81,000	1,576,260
Microsoft Corporation	39,800	1,082,958
Nokia Corporation ADR **	54,300	1,125,096
Oracle Corporation*	86,270	1,181,036
Seagate Technology*	21,200	558,196
Total Information Technology: 16.5%		$8,802,387

Materials
Air Products and Chemicals	9,000	604,710
BHP Billiton Limited	13,800	549,930
Dow Chemical Company	11,000	446,600
Total Materials: 3.0%		$1,601,240

Total Common Stocks: 99.8%		$53,382,106
(Common Stock Identified Cost $46,463,339)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.11% yield ***		640,703
Total Cash Equivalents:1.2%		$640,703
(Cash Equivalents Identified Cost $640,703)

Total Portfolio Value: 99.8%		$54,022,809
(Total Portfolio Identified Cost $47,104,042)

Other Assets Less Liabilities: -1.0%		$(558,646)

Total Net Assets: 100.0%		$53,464,163

*	Non-income producing security.
**	American Depositary Receipt.
***	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2006

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Brunswick Corporation	14,700	571,242
Borgwarner, Inc.	13,900	834,556
Beazer Homes Usa, Inc.	11,200	735,840
Circuit City Stores, Incorporated	32,900	805,392
Career Education Corp*	17,700	667,821
Dillard's, Inc. Class A	21,700	565,068
Education Management Corporation*	23,000	956,800
Goodyear Tire & Rubber Company*	45,800	663,184
Hovnanian Enterprises, Inc.*	13,200	579,876
Penney, J.C. Company, Incorporated	13,600	821,576
KB Home Corporation	7,300	474,354
Lennar Corporation - Class A	14,000	845,320
Pulte Homes, Inc.	18,100	695,402
Regal Entertainment Group	42,000	790,020
Ross Stores, Inc	28,500	831,915
Total Consumer Discretionary: 11.1%		$10,838,366

Consumer Staples
Pilgrim's Pride	22,000	476,740
Spectrum Brands, Inc.*	32,700	710,244
Total Consumer Staples: 1.2%		$1,186,984

Energy
Amerada Hess Corporation	7,100	1,011,040
Cooper Cameron Corporation*	18,000	793,440
Chesapeake Energy Corporation	29,300	920,313
Consol Energy	10,650	789,804
Diamond Offshore Drilling	10,200	912,900
Ensco International, Inc.	15,700	807,765
Grant Prideco Inc*	16,900	723,996
Helmerich & Payne, Incorporated	10,700	747,074
Massey Energy Company	17,500	631,225
Pride International*	23,500	732,730
Patterson-Uti Energy, Inc.	20,700	661,572
Rowan Companies, Incorporated*	21,100	927,556
Tidewater Inc.	15,900	878,157
Unit Corporation*	14,200	791,650
XTO Energy	17,100	745,047
Total Energy: 12.3%		$12,074,269

Industrials
AMR Corporation*	40,400	1,092,820
Armark Corporation	27,200	803,488
C.H. Robinson Worldwide Inc	21,300	1,045,617
CSX Corporation	16,000	956,800
Cummins Engine, Incorporated	10,500	1,103,550
Eaton Corporation	11,100	809,967
Fluor Corporation	9,400	806,520
Joy Global Inc.	23,700	1,416,549
L-3 Communications Holdings Inc	10,000	857,900
Manpower, Inc.	13,300	760,494
Navistar International*	25,800	711,564
Norfolk Southern Corporation	18,900	1,021,923
Parker Hannifin Corporation	11,000	886,710
Steelcase, Inc.	46,000	828,000
Timken Company	29,850	963,259
Toro Company	18,700	892,925
Total Industrials: 15.3%		$14,958,086

Materials
Crown Holdings Incorporated*	40,700	722,018
Freeport McMoran Copper & Gold	14,700	878,619
Florida Rock Industries, Inc.	13,800	775,836
Louisiana Pacific Corporation	26,000	707,200
Lubrizol Corporation	16,600	711,310
Martin Marietta Materials, Inc.	6,000	642,180
Nucor Corporation	20,000	2,095,800
Southern Copper Corporation	10,700	903,936
Phelps Dodge Corporation	16,000	1,288,480
Scotts Company Class A	19,200	878,592
Total Materials: 9.8%		$9,603,971

Financial Services
American Capital Strategies	20,450	719,022
American Financial Group Inc.	20,700	861,327
Americredit Corporation*	34,125	1,048,661
Blackrock, Inc.	6,800	952,000
Capitalsource Inc.	39,492	982,561
CIT Group Inc.	16,300	872,376
Commerce Bancorp Inc/Nj	22,500	824,625
Downey Financial Corp.	11,300	760,490
Fidelity National Financial Inc	17,600	625,328
First American Financial Corporation	19,400	759,704
HCC Insurance Holdings Inc	24,375	848,250
Hospitality Properties Trust	12,250	534,958
Marshall & Ilsley Corp	17,100	745,218
Nationwide Financial Services, Inc.	17,700	761,454
Prologis Trust	15,420	824,970
Radian Group Inc	12,200	735,050
SEI Investments Company	18,700	757,911
Synovus Financial Corporation	25,700	696,213
TCF Financial Corporation	26,700	687,525
Unumprovident Corporation	33,600	688,128
W.R. Berkley Corporation	22,500	1,306,350
Total Financial Services: 17.3%		$16,992,121

Health Care
American Pharmaceutical Partners*	21,800	621,082
Amerigroup Corporation*	37,000	778,480
Amerisourcebergen Corporation	20,000	965,400
Community Health Systems Inc.*	22,700	820,605
Coventry Health Care, Inc.*	14,250	769,215
Fisher Scientific International Inc.*	11,600	789,380
Humana Incorporated*	16,400	863,460
Kinetic Concepts*	18,700	769,879
King Pharmaceuticals, Inc.*	48,200	831,450
McKesson HBOC, Inc.	23,150	1,206,810
Perkinelmer, Inc.	35,000	821,450
Total Health Care: 9.4%		$9,237,211

Information Technology
Affiliated Computer Services- A*	12,500	745,750
Akamai Technologies*	42,400	1,394,536
Advanced Micro Devices*	20,700	686,412
Arrow Electronics, Incorporated*	24,200	780,934
Avnet Inc.*	29,500	748,710
Cree Inc*	27,750	910,478
Computer Sciences Corporation*	14,100	783,255
Freescale Semiconductor Inc.*	30,300	841,431
Ingram Micro, Inc.*	33,400	668,000
Jabil Circuit, Inc.*	18,400	788,624
Lam Research Corporation*	28,000	1,204,000
LSI Logic Corp.*	80,300	928,268
Micron Technology Incorporated*	53,600	788,992
National Semiconductor Corporation	27,400	762,816
Nvidia Corp*	25,800	1,477,308
Qlogic Corp*	38,400	743,040
Solectron Corporation*	114,300	457,200
Sandisk*	12,800	736,256
Tech Data Corporation*	14,700	542,577
Sabre Holdings Corporation	22,200	522,366
Vishay Intertechnology, Incorporated*	53,000	754,720
Western Digital Corporation*	58,500	1,136,655
Total Information Technology: 18.8%		$18,402,328

Utilities
Atmos Energy Corporation	24,900	655,617
Centerpoint Energy Incorporated	59,500	709,835
Constellation Energy Group	15,500	848,005
Oge Energy Corporation	24,100	698,900
Pepco Holdings Inc	29,600	674,584
WPS Resources Corporation	12,000	590,640
Total Utilities: 4.3%		$4,177,581

Total Common Stocks: 99.5%		$97,470,916
(Common Stock Identified Cost $77,949,723)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.11% yield **		$517,021
Total Cash Equivalents: .5%		517,021
(Cash Equivalents Identified Cost $517,021)

Total Portfolio Value: 100.0%		$97,987,937
(Total Portfolio Identified Cost $78,466,744)

Other Assets Less Liabilities: 0.0%		$-10,142

Total Net Assets: 100.0%		$97,977,795

*	Non-income producing security.
**	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

REALTY FUND	Portfolio of Investments as of March 31, 2006

Common Stocks	Shares	Dollar Value

Apartments
Apartment Investment and Management, Co.	3,900	182,910
Archstone Smith Trust	14,555	709,847
Avalon Bay Communities, Inc.	5,592	610,087
BRE Properties, Inc. Class A	4,500	252,000
Camden Property Trust	3,500	252,175
Equity Residential Properties Trust	19,950	933,461
Essex Property Trust, Inc.	1,870	203,325
Home Properties of NY	4,500	229,950
Mid-America Apartment Communities, Inc.	1,500	82,125
United Dominion Realty Trust, Inc.	10,000	285,400
Total Apartments: 17.1%		$3,741,280

Diversified
Crescent Real Estate Equities Company	11,000	231,770
Glenborough Realty Trust, Inc.	9,000	195,750
Global Signal	5,500	270,600
Lexington Corporate Properties Trust	9,000	187,650
Vornado Realty Trust	8,300	796,800
Total Diversified: 8.1%		$1,682,570

Financial Services
Education Realty	4,000	61,200
I-Star Financial	3,500	133,980
Lasalle Hotel	2,500	102,500
Trizec Properties	4,000	102,920
Total Finance: 1.5%		$400,600

Health Care
Health Care Property Investors	11,800	335,120
Health Care Reit	3,700	140,970
Total Health Care: 2.4%		$476,090

Lodging and Hotels
Marriot Corporation	30,500	652,700
Hospitality Property	5,800	253,286
Senior Housing Properties Trust	6,500	117,650
Starwood Hotels & Resorts	3,100	209,963
Total Lodging and Hotels: 6.3%		$1,233,599

Materials
Plum Creek Timber Co., Inc.	13,000	480,090
Total Materials: 2.7%		$480,090

Office and Industrial
American Financial Realty	4,000	46,600
Alexandria Real Estate Equities	3,000	285,990
AMB Property Corporation	6,700	363,609
Arden Realty Group, Inc.	7,000	315,910
Boston Properties, Inc.	9,175	855,569
Biomed Realty Trust	3,000	88,920
Duke Realty Corp.	9,860	374,187
Equity Office Properties	20,880	701,150
Mack-Cali Realty Trust	4,795	230,160
Kilroy Realty Corporation	4,345	335,695
LTC Properties	4,000	93,040
Liberty Property Trust	8,630	406,991
Prologis Trust	18,880	1,010,080
Total Office and Industrial: 26.3%		$5,107,901

Retail
CBL and Associates Properties, Inc.	6,000	254,700
Commercial Net Lease Realty	9,000	209,700
Developers Diversified Realty	8,325	455,794
Equity One	7,000	171,920
General Growth Properties	15,705	767,503
Kimco Realty Corporation	15,204	617,891
Macerich Company	4,330	320,203
Mills Corporation	4,500	126,000
New Plan Excel Realty Trust	9,000	233,460
Pan Pacific Retail	2,500	177,250
Pennsylvania REIT	4,000	176,000
Regency Centers Corporation	5,575	374,584
Simon Property Group, Inc.	13,334	1,121,923
Simon Property Group, Inc. Pref. 6%	750	52,110
Tanger Factory Outlet Centers	4,100	141,081
Weingarten Realty Investors	8,913	363,204
Total Retail: 29.0%		$5,563,323

Storage
Public Storage, Inc.	9,000	731,070
Shurgard Storage Centers	5,000	333,150
Total Storage: 5.0%		$1,064,220

Total Common Stocks: 99.0%		$19,749,673
(Common Stock Identified Cost $10,203,930)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.11% yield **		87,379
Total Cash Equivalents: 0.4%		$87,379
(Cash Equivalents Identified Cost $87,379)

Total Portfolio Value: 99.7%		$19,837,052
(Total Portfolio Identified Cost $10,291,309)

Other Assets Less Liabilities: .3%		$50,613

Total Net Assets: 100.0%		$19,887,665

**	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2006

Fixed Income Securities - Bonds	Face	Dollar Value

Bank and Finance
American Express, 4.875%, 7/15/13	1,400,000	1,344,000
American General Finance, 8.125%, 8/15/09	120,000	129,150
American General Finance, 5.750%, 3/15/07	1,000,000	1,003,750
Archstone Smith Operating Trust Notes, 5.000%, 8/15/07	500,000	497,500
Bank of America Subordinated, 7.125%, 3/01/09	200,000	209,250
Bank of America Subordinated, 7.800%, 2/15/10	912,000	986,100
Equity Residential Properties Notes 6.950% Due 3/02/11	525,000	555,188
Citigroup Incorporated Subordinated Notes, 5.000%, 9/15/14	1,500,000	1,436,250
Bank One Corp., 9.875%, 3/01/09	250,000	277,812
Comerica Bank Subordinated Note, 6.875%, 3/01/08	250,000	256,250
Duke Realty LP, 3.500%, 11/01/07	950,000	923,875
Wachovia Corporation, 6.375%, 1/15/09	820,000	843,575
Wachovia Corporation, 6.400%, 04/01/08	113,000	115,542
Wachovia Corporation Subordinated Notes, 7.500%, 7/15/06	200,000	201,250
Genworth Financial, 4.750%, 6/15/09	1,000,000	981,250
Legg Mason Senior Notes, 6.750%, 7/02/08	500,000	514,375
Lincoln National Corporation Notes, 6.500%, 3/15/08	1,000,000	1,021,250
Morgan Stanley Dean Witter Notes, 3.625%, 4/01/08	1,000,000	968,750
National City Bank of Indiana, 2.375%, 8/15/06	1,000,000	990,000
Safeco Corp., 6.875%, 7/15/07	255,000	257,550
PNC Funding Corp., 6.875%, 7/15/07	500,000	508,750
JP Morgan and Company, 7.125%, 5/15/07	400,000	406,500
Suntrust Bank, 6.500%, 1/15/08	500,000	511,250
US Bank NA Notes, 6.375% Due 8/01/11	1,400,000	1,459,500
US Bank NA Notes, 5.700% Due 12/15/08	566,000	571,660
Weingarten Realty, 6.840%, 11/17/07	700,000	717,500
Total Bank and Finance: 23.6%		$17,687,827

United States Government Agency Obligations (A)
FHLB, 4.50%, 2/15/08	2,000,000	1,980,000
FHLMC, 3.75%, 2/25/09	475,000	457,781
FHLMC, 4.125%, 11/18/09	2,500,000	2,415,625
FNMA, 3.410%, 8/30/07	1,000,000	977,500
FNMA, 4.200%, 5/04/09	2,000,000	1,947,500
FNMA, 4.375%, 10/15/06	1,000,000	996,250
FNMA, 4.650%, 5/17/10	1,545,000	1,516,031
Tennessee Valley Authority, 5.625%, 01/18/11	1,000,000	1,017,500
Federal Farm Cr Bank, 5.45%, 11/02/10	2,000,000	1,985,000
Total United States Government Agency Obligations: 19.3%		$13,293,187

United States Government Obligations
U.S. Treasury, 6.000%, 2/15/26	750,000	836,836
U.S. Treasury, 4.000%, 2/15/15	500,000	468,750
U.S. Treasury, 5.250%, 11/15/28	1,500,000	1,540,196
U.S. Treasury, 4.3750%, 8/15/12	1,500,000	1,461,034
U.S. Treasury, 4.125%, 5/15/15	3,000,000	2,835,000
U.S. Treasury, 4.250%, 8/15/13	2,500,000	2,403,125
U.S. Treasury, 4.75%, 5/15/14	3,200,000	3,172,000
Total United States Government Obligations: 17.6%		$12,716,941

Industrial
Burlington Northern Santa Fe Mortgage Bonds, 9.25%, 10/01/06	265,000	269,969
Conoco Funding Company, 5.450%, 10/15/06	500,000	500,625
Danaher Corporation Notes, 6.000%, 10/15/08	500,000	506,250
Delta Airlines Pass Through Certificates Series 02-1 MBIA Insured, 6.417%, 7/02/12	635,000	638,469
Dover Corp., 6.250%, 6/01/08	500,000	510,625
General Electric Capital Corp., 5.000%, 2/15/07	1,000,000	998,750
General Electric Capital Corp., 6.000%, 6/15/12	600,000	616,500
General Electric Capital Corp., 1.546%, 5/30/08	500,000	496,250
General Mills, 2.625%, 10/24/06	1,000,000	983,750
Hershey Foods, 6.95%, 8/15/12	1,055,000	1,144,675
Hewlett Packard Company Notes, 5.750%, 12/15/06	1,000,000	1,003,750
Honeywell, Inc., 7.125%, 4/15/08	400,000	413,500
IBM Corp. 5.400%, 10/01/08	500,000	503,750
Kraft Foods, Inc., 5.250%, 6/1/07	750,000	748,125
Lowes Companies, Inc., 8.250%, 6/01/10	500,000	553,125
McDonald's Corp., 5.950%, 1/15/08	425,000	428,719
Occidental Petroleum Debentures, 10.125%, 9/15/09	283,000	325,450
The Tribune Company, 6.875%, 11/01/06	500,000	503,125
United Technologies, 7.00%, 9/15/06	1,050,000	1,059,187
Total Industrial: 18.3%		$12,204,594

United States Government Agency Obligations - Mortgage Backed Securities (A)
FHLMC, 15 Year Gold, 7.000%, 3/01/11	15,727	16,174
FHLMC, 4.299%, 4/01/33	1,263,684	1,243,098
FHLMC, 4.500%, 12/01/09	799,362	783,625
FHLMC, 8.000%, 6/01/30	17,605	18,744
FHLMC, CMO Pool 2517 Class VL 5.000%, 5/15/13	1,066,359	1,062,530
FHLMC, CMO Pool 2513 Class VK 5.500%, 9/15/13	1,496,235	1,492,135
FHLMC, CMO Pool 2877 Class AL 5.000%, 10/15/24	2,500,000	2,351,813
Freddie Mac CMO Series 2985 Class GE 5.500%, 06/15/25	1,000,000	956,249
FHLMC, CMO Pool 3098 Class KE 5.500%, 09/15/34	1,650,000	1,588,682
FNMA Series 253300, 7.500%, 5/01/20	34,146	35,799
GNMA Pool 781397, 5.500%, 2/15/17	359,544	359,881
GNMA Pool 2658, 6.500%, 10/20/28	184,264	189,331
GNMA II Pool 2945, 7.500%, 7/20/30	39,633	41,256
GNMA Pool 780400, 7.000%, 12/15/25	21,113	22,024
GNMA Pool 780420, 7.500%, 8/15/26	11,710	12,315
Total Government Agency Obligations - Mortgage Backed Securities: 13.4%		$10,173,656

Utility
Alabama Power Company Senior Notes, 3.500%, 11/15/07	400,000	389,000
Bellsouth Communications, 5.875%, 1/15/09	500,000	505,000
Florida Power & Light Group Capital,7.375%, 6/01/09	500,000	528,125
Verizon Communications 7.51%, 4/01/09	600,000	630,750
National Rural Utilities Collateral Trust 6.000%, 5/15/06	1,000,000	1,001,250
Total Utility: 4.5%		$3,054,125

Total Fixed Income - Bonds: 96.5%		$69,130,330
(Fixed Income Identified Cost $70,194,151)

Preferred Stocks
USB Capital Preferred Stock Callable 12/07/06 @ $25	8,240	212,015
Equity Office Properties Trust Preferred Stock	20,000	1,003,000
Total Preferred Stock: 1.7%		$1,215,015
(Preferred Stock Identifiend Cost $1,144,952)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.11% yield **		512,233
Total Cash Equivalents: 0.7%		$512,233
(Cash Equivalents Identified Cost $512,233)

Total Portfolio Value: 98.7%		$70,857,578
(Total Portfolio Identified Cost $71,851,336)
Other Assets Less Liabilities: 1.1%		$770,429

Total Net Assets: 100.0%		$71,628,007

** Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

(A) Abbreviations:

FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2006

Municipal Income Securities - Bonds	Face	Dollar Value

General Obligation - City
Akron , OH, Refunding 12/1/12	200,000	211,216
Columbus, OH, 12.375%, 2/15/07	25,000	26,859
Columbus, OH, Series 2,
5.000%, 6/15/10	100,000	104,921
Columbus, OH, Tax Increment Financing,
(AMBAC Insured), 4.900%, 12/01/11	150,000	156,963
Dayton, OH, General Obligation
(AMBAC Insured), 4.450%, 12/01/12	100,000	102,145
Dayton, OH, 7.625%, 12/01/06	100,000	102,564
Deerfield Township, OH,
(MBIA Insured), 4.750%, 12/01/10	100,000	104,448
Gahanna , OH, (AMBAC Insured),
5.000%, 12/01/18	400,000	425,820
Loveland, OH, (AMBAC Insured),
4.400%, 12/01/08	100,000	103,091
Mentor, OH, General Obligation
(MBIA Insured), 5.0000%, 12/01/15	140,000	150,500
Symmes Township, OH, 2.400%, 12/01/07	110,000	105,345
Youngstown, OH, (AMBAC Insured),
5.100%, 12/01/11	100,000	106,923
Total General Obligation - City: 14.9%		$1,700,795

General Obligation - County
Belmont County, OH
(MBIA Insured), 4.500%, 12/01/11	155,000	159,117
Hocking County, OH, 4.900%, 12/01/06	50,000	50,283
Knox County, OH, 4.750%, 12/01/09	60,000	61,472
Portage County, OH,
(MBIA Insured), 5.150%, 12/01/07	75,000	76,861
Total General Obligation - County: 3.5%		$347,733

General Obligation - State
State of Ohio, 4.000%, 6/15/10
Common Schools - Series A	60,000	60,668
State of Ohio Parks, 4.000%, 2/01/13	175,000	176,346
State of Ohio, 5.000%, 3/01/15	385,000	408,100
State of California, 4.000%, 11/01/09	250,000	252,400
Ohio State Unlimited Common
School Facilities, 4.500%, 6/15/17	100,000	103,038
Total General Obligation - State: 10.0%		$1,000,552

Higher Education
Bowling Green State University,
(FGIC Insured), 5.000%, 6/01/08	155,000	159,196
University of Akron
Receipts, Variable, 1/01/29	200,000	200,000
University of Cincinnati, Ohio General
Receipts, 4.750%, 6/01/06	50,000	50,091
University of Cincinnati, Certificate of
Participation, 5.750%, 12/01/11	25,000	27,552
Total Higher Education: 4.4%		$436,839

Hospital/Health
Hamilton County, OH, Hospital
Children's Hospital Medical Center,
(MBIA Insured), 5.250%, 5/15/10	100,000	104,882
Hamilton County, OH, Hospital
Children's Hospital Medical Center,
Variable Rate, 3.560%, 5/15/28	400,000	400,000
Hamilton County, OH, Hospital
Facility, (MBIA Insured)
Variable Rate, 3.550%, 01/01/18	250,000	250,000
Hamilton County, OH, Hospital Facility
Revenue, Children's Hospital,
(FGIC Insured), 5.000%, 5/15/06	50,000	50,078
Lorain County, OH, Hospital Facility
Revenue, Catholic Healthcare Partners,
(MBIA Insured), 6.000%, 9/01/07	50,000	51,566
Lorain County, OH, Revenue Bond,
Catholic Healthcare Partners Project
(AMBAC Insured), 5.200%, 09/01/10	100,000	105,377
Montgomery County, OH Hospital Revenue
(Prerefunded), 5.650%, 12/01/12	35,000	37,312
Montgomery County, OH Hospital
(Prerefunded), 5.500%, 12/01/10	100,000	106,096
Total Hospital/Health: 11.1%		$1,105,311

Revenue Bonds - Electric
Cleveland Ohio Public Power System
Revenue, 5.500% due 11/15/13	100,000	108,094
Hamilton, OH Electric,
(FSA Insured), 3.60%, 10/15/10	200,000	199,172
Total Revenue Bonds - Electric: 3.1%		$307,266

Revenue Bonds - Transportation
Butler County, OH, Transportation
Improvement, (FSA Insured),
5.500%, 4/01/09	100,000	105,537
Total Revenue Bond - Transportation: 1.1%		$105,537

Revenue Bonds - Water and Sewer
Akron, OH, Sewer System,
(MBIA Insured), 5.500% 12/01/07	50,000	51,162
Butler, OH, Waterworks System,
(FSA Insured), 4.400% 12/01/10	100,000	102,148
Cleveland, OH, Waterworks
(FSA Insured), 5.250%, 1/01/10	100,000	103,657
Cleveland, OH, Waterworks Revenue,
Series G (MBIA Insured), 5.500%, 1/01/13	150,000	160,398
Columbus, OH, Water and Sewer,
5.000%, 11/01/06	100,000	100,834
East Muskingum, OH Water District,
Water Resource Revenue,
(AMBAC Insured), 4.500%, 12/01/12	200,000	208,984
Montgomery County, OH, Solid Waste,
(MBIA Insured), 5.125%, 11/01/08	50,000	51,064
Nashville and Davidson, TN
7.700%, 01/01/12	25,000	28,676
Total Revenue Bond - Water & Sewer: 8.1%		$806,923

Special Obligation Bonds
Cleveland Ohio Non Tax Revenue
Stadium Project (AMBAC Insured),
5.000%, Due 12/01/14	400,000	429,000
Total Special Obligation Bonds: 4.3%		$429,000

School District
Beavercreek, OH, Special Obligation
Tax Anticipation Note,
4.250%, 12/01/06	100,000	100,362
Cleveland, OH, Municipal School
District, (FGIC Insured),
5.000%, 12/01/20	140,000	146,852
Columbus, OH, Linden Elementary
Construction (FSA Insured),
5.500%, 12/01/21	100,000	106,893
Dayton , OH, City School District,
(FGIC Insured), 3.250%, 12/01/10	100,000	97,882
Delaware, OH, City School District, GO
(MBIA Insured), 5.000%, 12/01/20	250,000	264,190
Fairfield, OH, (FGIC Insured)
0.000%, 12/01/11*	100,000	79,711
Green Local, OH, (AMBAC Insured)
Insured, 4.600%, 12/01/11	100,000	102,144
Kings Local, OH, 6.350%, 12/01/12	15,000	17,041
Kings Local, OH, 6.400%, 12/01/13	150,000	172,995
Loveland, OH, 4.900%, 12/01/08	100,000	102,081
Mason, OH City Schools (FGIC Insured)
5.000%, 12/01/15	135,000	145,157
Mason, OH, 4.000%, 12/01/06	200,000	200,622
Northwestern, OH, 4.650%, 12/01/06	105,000	105,425
Sycamore, OH, Community
(AMBAC Insured), 4.600%, 12/01/11	100,000	102,074
Sycamore, OH, Community Unlimited,
5.375%, 12/01/13	125,000	135,802
Total School District: 18.8%		$1,879,231

Special Assessment Bonds
Toledo-Lucas County Ohio Port Authority
Crocker Park Public Improvement
Project, 2.625%, Due 12/01/07	200,000	192,030
Total Special Assessment Bonds: 1.9%		$192,030

State Agency
Ohio State Building Authority,
Adult Correctional-Series A,
5.500%, 10/01/10	100,000	106,890
Ohio State Building Authority,
(AMBAC Insured),
5.375%, 10/01/11	150,000	154,084
Ohio State Building Authority,
Juvenile Correction Facilities,
4.375%, 10/01/12	100,000	102,990
Ohio State Building,
5.000%, 10/01/14	420,000	447,489
Ohio State Building Authority,
Ohio Center For The Arts,
5.450%, 10/01/07	100,000	102,673
Ohio State Housing Finance Authority
(GNMA) Collateral, 5.100%, 9/01/17	105,000	105,646
State of Ohio Parks and
Recreation Bonds, 4.350%, 12/01/11	100,000	102,237
Ohio State Elementary
and Secondary Education,
(FSA Insured), 5.000%, 12/01/07	100,000	102,161
Ohio State Public Facilities Commission,
(MBIA Insured), 4.700%, 06/01/11	100,000	102,320
Total State Agency: 13.3%		$1,326,490

Total Fixed Income - Municipal Bonds: 96.5%		$9,637,707
(Municipal Bonds Identified Cost $9,571,081)

Cash Equivalents
Federated Ohio Municipal Cash Trust 2.78% yield**		217,202
Total Cash Equivalents: 2.1%		$217,202
(Cash Identified Cost $217,202)

Total Portfolio Value: 98.6%		$9,854,909
(Total Portfolio Identified Cost $9,788,283)

Other Assets Less Liabilities: 1.4%		$135,255

Total Net Assets: 100.0%		9,990,164

*	Non-income producing security.
**	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

DISCIPLINED SMALL COMPANY FUND	Portfolio of Investments as of March 31, 2006

Common Stocks	Shares	Dollar Value

Materials
Aleris International Inc*	1,120	53,838
Cleveland-Cliffs, Incorporated	560	48,787
Eagle Materials Inc	900	57,384
Headwaters*	980	38,994
NS Group, Incorporated*	1,250	57,538
Quanex Corporation	990	43,976
Polyone Corporation*	5,240	48,837
Ryerson Inc.	1,360	36,394
Schulman (A.) Inc.	1,900	47,025
Terra Industries, Inc.*	6,900	48,645
Usec Inc.	2,490	30,005
Wheeling-Pittsburg*	920	16,891
Total Materials: 8.5%		$528,314

Industrials
Arkansas Best	590	23,081
Accuride Corporation*	3,680	42,320
Alaska Air Group, Inc.*	990	35,095
American Science And Engineering, Inc.*	560	52,304
General Cable*	1,800	54,594
Dynamic Materials Corporation	1,400	49,896
Elkcorp	1,100	37,125
Escala Group, Inc.*	1,760	46,094
Frontier Airlines*	5,100	39,270
Huttig Building Products, Inc.*	4,000	37,240
Hub Group, Inc. - Class A*	1,240	56,519
Labor Ready*	1,950	46,703
Mesa Air Group, Inc.*	3,300	37,752
Nutrisystem*	780	37,066
Pinnacle Airlines*	5,300	35,298
Regal-Beloit Corporation	1,000	42,270
Republic Airways Hld*	2,450	36,285
Railamerica*	3,290	35,071
Rush Enterprises, Inc. -- Class A*	2,340	41,137
SCS Transportation*	1,400	40,754
Skywest Inc	1,320	38,636
Housevalues, Inc.*	5,100	42,024
Wesco International*	2,260	153,703
World Air Holdings, Inc.*	5,210	51,162
Expressjet Hldgs*	1,310	9,746
US Xpress Enterprises 'A'*	2,510	48,870
Total Industrials: 18.9%		$1,170,015

Consumer Staples
Hansen Natural Corporation*	420	52,941
NuCo2 Inc.*	1,290	40,945
Pantry*	870	54,279
Spartan Stores, Inc.	2,700	34,425
Total Consumer Staples: 3.0%		$182,590

Consumer Discretionary
Alloy Inc. New*	3,100	41,571
Brown Shoe Company, Inc.	710	37,261
Charlotte Russe Holding Inc.*	2,100	44,940
Charming Shoppes, Inc.*	2,900	43,123
Commercial Vehicle*	1,970	37,844
The Dress Barn, Inc.*	1,940	46,511
Lo-Jack Corporation*	1,610	38,608
New York & Company, Inc.*	2,430	36,304
Steven Madden, Ltd.*	1,180	41,890
World Wrestling Entertainment, Inc.	2,430	41,067
Total Consumer Discretionary: 6.6%		$409,119

Energy
Callon Petroleum Company*	1,700	35,734
Edge Petroleum Corporation*	1,970	49,211
Energy Partners, Ltd.*	1,750	41,265
Frontier Oil Corporation	1,960	116,326
Giant Industries, Inc.*	840	58,414
Gulfmark Offshore, Inc.*	1,160	32,248
Grey Wolf, Inc.*	6,600	49,104
Helix Energy Solutions Group Inc.*	1,100	41,690
KCS Energy*	2,110	54,860
Lone Star Technologies*	620	34,354
Lufkin Industries	1,200	66,528
Maverick Tube Corporation*	880	46,631
Oil States International, Inc.*	1,140	42,009
Pioneer Drilling Company*	2,920	47,976
Parker Drilling Company*	4,950	45,886
Swift Energy Company*	1,200	44,952
St Mary Land & Exploration	900	36,747
Todco*	870	34,287
TransMontaigne*	3,900	38,259
W&T Offshore, Inc.	1,240	49,984
Total Energy: 15.6%		$966,465

Financial Services
Asset Acceptance Capital Corp.*	980	19,081
Advanta Corp.	1,200	44,244
Ashford Hospitality Trust	2,920	36,208
Asta Funding, Inc.	1,300	43,238
Bristol West Hldgs	1,890	36,382
Century Business Services *	6,700	53,600
Compucredit*	940	34,601
Corus Bankshares, Inc.	610	36,258
Delphi Financial Group, Inc.	770	39,755
Doral Financial Corp	4,400	50,820
EMC Insurance Group	1,850	51,560
First Regional Bancorp*	420	37,435
Landamerica Financial Group	550	37,317
OptionsXpress Holdings Inc.	1,700	49,436
Phoenix Companies Inc	2,930	47,759
Bankrate*	1,130	49,223
Republic Bancorp, Inc.	1,520	30,886
Safety Insurance Group, Inc.	750	34,245
Selective Ins Group	630	33,390
Stewart Info Services	710	33,427
State Auto Fin'L	890	30,002
Texas Capital Bancshares, Inc.*	1,660	39,840
Tower Group, Inc.	1,790	41,349
Wilshire Bancorp, Inc.	2,220	41,270
West Bancorporation	2,340	46,402
Winston Hotels, Inc.	4,290	48,777
Zenith National Insurance	930	44,761
Total Financial Services: 17.7%		$1,091,266

Healthcare
Alkermes, Inc.*	1,700	37,485
Amedisys, Inc.*	740	25,715
Albany Molecular Research, Inc.*	3,150	32,004
Aspect Medical Systems, Inc.*	1,500	41,160
Bentley Pharmaceuticals, Inc.*	2,260	29,719
Candela Corporation*	2,480	53,568
Iris International Inc.*	2,820	44,077
Intuitive Surgical, Inc.*	340	40,120
K-V Pharmaceutical Company - Class A*	1,890	45,587
Luminex Corporation*	2,980	44,283
SFBC International, Inc.*	2,400	58,512
Somanetics Corporation*	1,800	39,744
United Therapeutics Corporation*	680	45,070
Ventiv Health, Inc.*	1,400	46,508
Total Healthcare: 9.4%		$583,552

Information Technology
Advanced Energy Industries, Inc.*	3,200	45,216
Blue Coat Systems, Inc.*	2,240	48,698
Comtech Telecomm*	1,160	33,837
Cohu, Inc.	1,810	38,408
Cirrus Logic Inc*	4,300	36,464
Digitas Inc.*	2,800	40,320
Infospace, Inc.*	700	19,565
Ipayment Holdings, Inc.*	1,100	47,135
Jupitermedia Corporation*	2,570	46,209
Komag*	1,010	48,076
Mantech International*	1,300	43,186
Homestore, Inc.*	8,000	52,480
MPS Group, Inc.*	2,530	38,709
Netscout Systems Inc.*	6,690	60,879
Omnivision Technologies*	1,400	42,280
Photronics*	2,710	50,840
Portalplayer Inc.*	1,370	30,455
Rimage Corporation*	1,890	42,676
Sigmatel*	1,120	9,789
Silicon Image*	4,700	48,457
Standard Microsystems*	1,790	46,504
Sykes Enterprises Inc*	2,980	42,256
Sypris Solutions	3,700	34,891
Ixys Corporation*	2,500	23,050
Trident Microsys*	1,910	55,505
The Trizetto Group, Inc.*	2,300	40,457
Valueclick*	2,200	37,224
Vasco Data Security International, Inc.*	3,590	29,366
Websidestory, Inc.*	2,870	49,335
Westell Technologies*	6,800	27,676
Total Information Technology: 19.6%		$1,209,943

Total Common Stocks: 99.3%		$6,141,264
(Common Stock Identified Cost $5,512,380)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.11% yield **		$160,269
Total Cash Equivalents: 2.6%		160,269
(Cash Equivalents Identified
Cost $160,269)

Total Portfolio Value: 101.9%		$6,301,533
(Total Portfolio Identified Cost $5,672,649)

Other Assets Less Liabilities: -1.9%		$-119,754

Total Net Assets: 100.0%		$6,181,779

*	Non-income producing security.
**	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

DISCIPLINED LARGE COMPANY FUND	Portfolio of Investments as of March 31, 2006

Common Stocks	Shares	Dollar Value

Materials
Eastman Chemical Company	730	37,361
Freeport McMoran Copper & Gold	1,340	80,092
Louisiana Pacific Corporation	2,500	68,000
Nucor Corporation	700	73,353
Phelps Dodge Corporation	1,120	90,194
Total Materials: 4.6%		$349,000

Industrials
Burlington Northern Santa Fe Corp	600	49,998
Cummins Engine, Incorporated	660	69,366
CSX Corporation	1,220	72,956
Eaton Corporation	1,180	86,105
Fluor Corporation	820	70,356
General Dynamics Corporation	660	42,227
Ingersoll-Rand Company	1,680	70,207
L-3 Communications Holdings Inc	800	68,632
Lockheed Martin Corporation	430	32,306
Southwest Airlines	3,100	55,769
Monster Worldwide*	1,030	51,356
Navistar International*	2,640	72,811
Northrop Grumman	1,020	69,656
Norfolk Southern Corporation	1,350	72,995
Paccar Incorporated	320	22,554
Parker Hannifin Corporation	1,020	82,222
Ryder System, Incorporated	1,630	72,991
Robert Half International, Inc.	1,610	62,162
Union Pacific Corporation	910	84,949
Total Industrials: 16.1%		$1,209,617

Consumer Discretionary
Brunswick Corporation	2,070	80,440
Circuit City Stores, Incorporated	2,780	68,054
Carnival Corporation	1,490	70,581
Dollar General Corporation	3,600	63,612
D.R. Horton, Inc.	2,010	66,772
Goodyear Tire & Rubber Company*	4,830	69,938
Home Depot, Inc.	900	38,070
Penney, J.C. Company, Incorporated	1,290	77,929
Nordstrom, Incorporated	1,830	71,699
KB Home Corporation	1,180	76,676
Lennar Corporation - Class A	1,290	77,890
Lowes Companies, Incorporated	680	43,819
Pulte Homes, Inc.	1,480	56,862
Whirlpool Corporation	850	77,750
Total Consumer Discretionary: 12.5%		$940,094

Energy
Amerada Hess Corporation	500	71,200
Apache Corporation	1,020	66,820
Baker Hughes, Incorporated	1,170	80,028
BJ Services Company	2,380	82,348
Burlington Resources Incorporated	700	64,337
ConocoPhillips	1,150	72,623
Chevron Corporation	738	42,782
Devon Energy Corporation	1,280	78,298
Eog Resources, Inc.	960	69,120
USX - Marathon Group Inc.	490	37,323
Nabors Industries, Incorporated*	1,080	77,306
Noble Corporation	830	67,313
Rowan Companies, Incorporated*	1,830	80,447
Schlumberger Ltd.	620	78,473
Sunoco, Inc.	760	58,953
Valero Energy Corporation	1,240	74,127
Williams Companies Inc	3,200	68,448
Exxon Mobil Corporation	450	27,387
XTO Energy, Inc.	1,930	84,090
Total Energy: 17.0%		$1,281,424

Financial Services
CIT Group Inc.	1,370	73,322
Capital One Financial Corporation	810	65,221
E*Trade Group Inc*	2,850	76,893
First Horizon National Corporation	1,150	47,898
Hartford Financial Services Group, Inc.	610	49,136
Janus Capital Group Inc.	2,900	67,193
Mellon Financial Corporation	1,900	67,640
Metlife, Inc.	1,370	66,267
Marshall & Ilsley Corp	1,620	70,600
M & T Bank Corp	550	62,777
PNC Financial Services Group, Inc.	960	64,618
Prudential Financial, Inc.	1,050	79,601
Synovus Financial Corporation	2,410	65,287
Unumprovident Corporation	3,290	67,379
Total Financial Services: 12.3%		$923,830

Healthcare
Amerisourcebergen Corporation	1,510	72,888
Applera Corporation-Applied Biosystems	2,360	64,050
Amgen Inc.*	480	34,920
Caremark Rx, Inc.*	690	33,934
Coventry Health Care, Inc.*	1,200	64,776
Quest Diagnostics, Inc.	1,620	83,106
Express Scripts Inc Class A*	900	79,110
Fisher Scientific International Inc.*	600	40,830
Gilead Sciences Inc*	1,150	71,553
Humana Incorporated*	1,230	64,760
King Pharmaceuticals, Inc.*	4,660	80,385
McKesson Hboc, Inc.	1,530	79,759
Medco Health Solutions, Inc.*	1,290	73,814
PerkinElmer, Inc.	3,460	81,206
Wellpoint Inc.*	990	76,656
Total Healthcare: 13.3%		$1,001,746

Information Technology
Apple Computer, Incorporated*	1,370	85,926
Affiliated Computer Services- A*	1,260	75,172
Autodesk, Inc.*	1,580	60,862
Advanced Micro Devices*	1,930	63,999
Avaya, Inc.*	6,400	72,320
Computer Sciences Corporation*	770	42,774
Electronic Data Systems Corporation	2,510	67,343
Freescale Semiconductor Inc.*	3,030	84,143
Gateway 2000, Inc.*	36,500	79,935
Hewlett-Packard Company	1,230	40,467
Intel Corporation	1,450	28,217
Jabil Circuit, Inc.*	2,190	93,863
LSI Logic Corp.*	7,400	85,544
Motorola Inc.	3,500	80,185
Micron Technology Incorporated*	5,070	74,630
National Semiconductor Corporation	3,070	85,469
Nvidia Corp*	1,550	88,753
Parametric Technology Corporation*	4,160	67,933
Qlogic Corp*	3,740	72,369
Sanmina Corporation*	9,500	38,950
Solectron Corporation*	21,900	87,600
Texas Instruments, Inc.	950	30,847
Total Information Technology: 20.0%		$1,507,300

Utilities
Constellation Energy Group	1,320	72,217
Centerpoint Energy Incorporated	3,940	47,004
Nicor Incorporated	2,030	80,307
T X U Corporation	990	44,312
Utilities: 3.2%		$243,841

Total Common Stocks: 99.1%		$7,456,851
(Common Stock Identified Cost $7,229,024)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.11% yield **		$69,974
Total Cash Equivalents: .9%		69,974
(Cash Equivalents Identified
Cost $69,974)

Total Portfolio Value: 100.0%		$7,526,825
(Total Portfolio Identified Cost $7,298,998)

Other Assets Less Liabilities: 0.0%		$532

Total Net Assets: 100.0%		$7,527,357

*	Non-income producing security.
**	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

DYNAMIC GROWTH FUND	Portfolio of Investments as of March 31, 2006

Common Stocks	Shares	Dollar Value

Materials
BHP Billiton Ltd ADR **	1,370	54,595
Total Materials: 3.1%		$54,595

Industrials
Danaher Corporation	500	31,775
Dover Corporation	600	29,136
General Electric Company	1,450	50,431
Ingersoll-Rand Company	640	26,746
L-3 Communications Holdings Inc	500	42,895
United Parcel Service - Class B	500	39,690
Total Industrials: 12.5%		$220,673

Consumer Staples
Pepsico, Incorporated	420	24,272
Procter & Gamble Company	570	32,849
Wal-Mart Stores, Inc.	710	33,540
Total Consumer Staples: 5.1%		$90,661

Consumer Discretionary
Comcast Corporation Class A Special*	615	16,064
Coach, Inc.*	1,050	36,309
Dick's Sporting Goods, Inc.*	810	32,133
Lowes Companies, Incorporated	495	31,898
Viacom Inc. - Class B*	350	13,580
Total Consumer Discretionary: 7.4%		$129,984

Energy
Peabody Energy Corporation	300	15,123
Nabors Industries, Incorporated*	560	40,085
Transocean*	635	50,990
Total Energy: 6.0%		$106,198

Financial Services
American International Group, Inc.	540	35,689
Bank of New York Co., Inc.	935	33,697
Citigroup, Inc.	660	31,172
CIT Group Inc.	560	29,971
Merrill Lynch and Company, Incorporated	645	50,800
Total Financial Services: 10.3%		$181,329

Healthcare
Amgen Inc.*	495	36,011
Caremark Rx, Inc.*	670	32,951
Covance, Inc.*	821	48,234
Henry Schein, Inc.*	850	40,681
iShares Nasdaq Biotech Index Fund*	480	39,542
Johnson & Johnson	535	31,683
Novartis Ag-Adr	600	33,264
Roche Holdings Limited - Adr	660	49,038
Stryker Corporation	790	35,029
Teva Pharmaceuticals	905	37,268
Varian Medical Systems Incorporated*	260	14,601
Wellpoint Inc.*	740	57,298
Total Healthcare: 25.8%		$455,600

Information Technology
Analog Devices, Inc.	770	29,483
Akamai Technologies*	1,350	44,402
ATI Technologies Inc.*	3,290	56,522
Cree Inc*	1,100	36,091
Salesforce.Com, Inc.*	1,025	37,238
Cisco Systems, Inc.*	1,480	32,072
Ebay Inc*	550	21,450
EMC Corporation*	2,380	32,439
Electronic Arts Inc.*	725	39,672
Google Inc. - Class A*	35	13,650
Intel Corporation	1,760	34,250
Microsoft Corporation	1,200	32,652
Netgear*	1,355	25,758
Quality Systems*	600	19,860
Seagate Technology*	1,425	37,520
Total Information Technology: 27.9%		$493,059

Total Common Stocks: 98.0%		$1,732,099
(Common Stock Identified Cost $1,694,174)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.11% yield ***		$113,203
Total Cash Equivalents: 6.4%		113,203
(Cash Equivalents Identified
Cost $113,203)

Total Portfolio Value: 104.4%		$1,845,302
(Total Portfolio Identified Cost $1,807,377)

Other Assets Less Liabilities: -4.4%		$-77,446

Total Net Assets: 100.0%		$1,767,856

*	Non-income producing security.
**	American Depositary Receipt.
***	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2006

Common Stocks	Shares	Dollar Value

Materials
Air Products And Chemicals, Inc.	745	50,057
Dow Chemical Company	565	22,939
Total Materials: 2.8%		$72,996

Industrials
Danaher Corporation	800	50,840
Dover Corporation	1,045	50,745
Emerson Electric Company	605	50,596
General Electric Company	2,315	80,516
L-3 Communications Holdings Inc	590	50,616
3M Company	1,025	77,582
Total Industrials: 13.9%		$360,895

Telecom Services
Verizon Communications	1,455	49,557
Total Telecom Services: 1.9%		$49,557

Consumer Staples
Cadbury Schweppes PLC	1,930	77,200
Kellogg Company	1,165	51,307
Kimberly-Clark Corporation	845	48,841
Pepsico, Incorporated	880	50,855
Procter & Gamble Company	1,335	76,936
Wal-Mart Stores, Inc.	1,045	49,366
Total Consumer Staples: 13.6%		$354,505

Consumer Discretionary
Comcast Corporation Class A Special*	930	24,292
Gannett Company, Incorporated	885	53,029
Nike, Incorporated, Class B	575	48,933
Target Corporation	928	48,265
Total Consumer Discretionary: 6.7%		$174,519

Energy
ConocoPhillips	1,245	78,622
Chevron Corporation	905	52,463
Transocean*	330	26,499
Exxon Mobil Corporation	1,665	101,332
Total Energy: 10.0%		$258,916

Financial Services
American International Group, Inc.	1,149	75,937
Allstate Corporation	1,485	77,383
B B & T Corporation	1,305	51,156
Bank of New York Co., Inc.	1,495	53,880
Citigroup, Inc.	1,584	74,812
Fifth Third Bancorp	1,310	51,562
U.S. Bancorp	1,610	49,105
Washington Mutual, Inc.	1,165	49,653
Total Financial Services: 18.6%		$483,488

Healthcare
Bard (C.R.), Incorporated	720	48,823
Becton, Dickinson and Company	840	51,727
Bristol-Myers Squibb Company	2,100	51,681
Johnson & Johnson	1,265	74,913
Novartis Ag-ADR**	900	49,896
Pfizer Incorporated	2,100	52,332
Roche Holdings Limited - ADR**	690	51,267
Wellpoint Inc.*	670	51,878
Dentsply International Inc	460	26,749
Total Healthcare: 17.7%		$459,266

Information Technology
Intel Corporation	2,630	51,180
Microsoft Corporation	1,820	49,522
Nokia Corporation - Sponsored ADR**	2,510	52,007
Total Information Technology: 5.9%		$152,709

Utilities
Dominion Resources	735	50,737
S C A N A Corporation	1,310	51,404
Southern Company	1,570	51,449
Total Utilities: 5.9%		$153,590

Total Common Stocks: 97.0%		$2,520,441
(Common Stock Identified Cost $2,500,993)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.11% yield ***		$111,126
Total Cash Equivalents: 4.3%		111,126
(Cash Equivalents Identified
Cost $111,126)

Total Portfolio Value: 100.2%		$2,631,567
(Total Portfolio Identified Cost $1,737,923)

Other Assets Less Liabilities: -1.2%		$-32,089

Total Net Assets: 100.0%		$2,599,478

*	Non-income producing security.
**	American Depositary Receipt.
***	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2006

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
American General Finance Senior Notes, 5.910% Due 6/12/06	1,000,000	1,001,250
Associates Corporation, 7.950% Due 2/15/10	200,000	216,750
Bank One Corporation, 6.875%, Due 8/01/06	325,000	326,625
Bank of America, 7.125% Due 5/01/06	1,000,000	1,001,250
BB & T Corporation Subordinated Notes, 7.250% Due 6/15/07	1,048,000	1,070,270
Citicorp, 7.125% Due 5/15/06	1,080,000	1,082,700
Genworth Financial, 4.750% Due 6/15/09	1,095,000	1,074,469
Lincoln National Corporation Notes, 6.500% Due 3/15/08	1,000,000	1,021,250
Merrill Lynch and Company Notes, 4.7900% Due 08/04/10	1,000,000	972,500
Morgan Stanley Dean Witter, 3.625% Due 4/01/08	1,000,000	968,750
J.P. Morgan and Company, 7.125% Due 5/15/07	625,000	635,156
PNC Funding Corporation, 5.750%, Due 8/01/06	750,000	750,938
Torchmark Corporation Notes, 6.250%, Due 12/15/06	1,000,000	1,002,500
UBS AG Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	732,000
US Bank NA Subordinated Notes, 6.500% Due 2/01/08	870,000	889,575
Wachovia Corporation, 6.000% Due 10/30/08	670,000	682,562
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,167,688
Total Finance: 25.9%		$14,596,233

Industrial
Conoco Funding Company, 5.450% Due 10/15/06	750,000	750,937
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,012,500
Dell Computer Senior Notes, 6.55% Due 4/15/08	894,000	912,998
First Data Corporation Notes, 4.700% Due 11/01/06	1,000,000	997,500
General Electric Capital Corporation Notes, 5.000% Due 2/15/07	2,000,000	1,997,500
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	975,000
Heller Financial, 3.305% Due 5/02/06	175,000	174,781
Home Depot, 4.625% Due 8/15/10	1,585,000	1,543,394
United Technologies Corporation Notes, 7.000% Due 9/15/06	1,000,000	1,008,750
Wal-Mart Stores, 6.875%, Due 8/10/09	1,000,000	1,048,750
Total Industrial: 18.2%		$10,422,110

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	968,750
Total Sovereign: 1.7%		$968,750

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	205,000
GTE California, Inc., 7.650% Due 3/15/07	730,000	744,600
Gulf Power Company, 6.500% Due 11/01/06	400,000	403,000
Pacific Bell Debentures, 8.8750% Due 08/15/06	1,000,000	1,005,000
Total Utilities: 4.1%		$2,357,600

United States Government Agency Obligations
Federal Home Loan Bank, 3.850% Due 1/30/08	2,500,000	2,446,875
Federal Home Loan Bank, 4.500% Due 4/11/08	2,500,000	2,471,875
Federal Home Loan Bank, 4.750% Due 10/25/10	1,790,155	1,763,303
Federal Home Loan Mortgage Corporation, 6.279% Due 6/15/09	540,000	553,716
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,500,000	2,504,050
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,980,000
Federal National Mortgage Association, 3.600% Due 3/03/09	2,000,000	1,920,000
Federal National Mortgage Association, 3.410% Due 8/30/07	1,000,000	977,500
Federal National Mortgage Association, 4.500% Due 12/01/09	799,362	783,625
Federal National Mortgage Association, 4.500% Due 10/25/16	817,221	779,448
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	2,932,500
Federal National Mortgage Association, 5.000% Due 11/1/10	705,364	698,090
Tennessee Valley Authority, 5.6250% Due 01/18/11	1,000,000	1,017,500
Total United States Government Agency Obligations: 36.3%		$20,828,482

United States Government Treasury Obligations
United States Treasury Note, 4.375% Due 5/15/07	1,750,000	1,741,250
United States Treasury Note, 3.000% Due 2/15/09	1,000,000	951,250
United States Treasury Note, 4.000% Due 4/15/10	2,000,000	1,940,000
United States Treasury Bill, 0% Due 4/20/06**	1,000,000	997,886
United States Treasury Note, 6.500% Due 10/15/06	1,500,000	1,512,480
Total United States Government Treasury Obligations: 12.5%		$7,142,866

Total Fixed Income - Bonds: 98.2%		$56,316,041
(Fixed Income Identified Cost $57,302,109)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.11% yield *		272,207
Total Cash Equivalents: 0.5%		$272,207
(Cash Equivalents Identified Cost $272,207)

Total Portfolio Value: 98.7%		$56,588,248
(Total Portfolio Identified Cost $57,574,316)

Other Assets Less Liabilities 1.3%		$735,567

Total Net Assets 100.0%		$57,323,815

*	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.
**	Non-income producing security.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2006

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	528,125
American International Group Notes, 2.875% Due 05/15/08	890,000	847,725
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,081,250
Citicorp, 7.125% Due 5/15/06	500,000	501,250
Citigroup Incorporated Note, 6.000%, 2/21/12	750,000	768,750
US Bancorp Subordinated, 6.875% Due 9/15/07	250,000	255,313
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,131,250
Genworth Financial Notes, 4.750% Due 6/15/09	1,000,000	981,250
Merrill Lynch, 3.375%, Due 9/14/07	1,000,000	973,750
Morgan Stanley Dean Witter, 4.250% Due 5/15/10	830,000	790,575
J.P. Morgan and Company, 7.125% Due 5/15/07	750,000	762,187
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	640,000	668,800
Torchmark Corporation Notes, 6.250% Due 12/15/06	750,000	751,875
UBS AG Senior Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	732,000
Wachovia Corp., 5.250% Due 8/01/14	1,180,000	1,144,600
Weingarten Realty, 6.840% Due 11/07/07	500,000	512,500
Total Finance: 22.1%		$12,431,200

Industrial
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,058,750
Conoco Funding Company, 5.450% Due 10/15/06	500,000	500,625
Delta Airlines, 6.417% Due 7/02/12	550,000	553,004
Target Corporation, 9.625% Due 2/01/08	380,000	406,125
Dell, Inc., 6.550%, Due 4/15/08	1,000,000	1,021,250
First Data Corporation Notes, 4.700% Due 11/01/06	750,000	748,125
General Electric Capital Corporation Notes, 6.000% Due 6/15/12	1,000,000	1,027,500
Gillette Company, 3.500% Due 10/15/07	1,000,000	975,000
Honeywell International, 6.2000% Due 02/01/08	500,000	506,875
Lowes Companies, Inc., 8.250% Due 6/01/10	390,000	431,438
McDonald's Corporation, 5.950% Due 1/15/08	425,000	428,719
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	607,500
Target Corporation, 6.350% Due 1/15/11	400,000	416,000
United Technologies, 7.125% Due 11/15/10	1,054,000	1,125,145
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	524,375
Total Industrial: 18.4%		$10,330,431

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	968,750
Total Sovereign: 1.7%		$968,750

Utilities
Alabama Power, 3.500% Due 11/15/07	425,000	413,312
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	511,250
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	537,500
Verizon Communications, 7.510% Due 4/01/09	500,000	525,625
National Rural Utilities, 5.700% Due 1/15/10	500,000	505,000
Total Utilities: 4.4%		$2,492,687

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	1,600,000	1,544,000
Federal Farm Credit Bank, 4.500% Due 10/20/11	2,500,000	2,400,000
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,009,668
Federal Home Loan Bank, 3.850% Due 1/30/08	2,400,000	2,349,000
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,531,875
Federal Home Loan Bank, 5.500% Due 8/15/33	1,875,000	1,818,079
Federal Home Loan Bank, 5.500% Due 9/15/34	2,000,000	1,925,675
Federal National Mortgage Association, 4.125% Due 11/18/09	1,000,000	966,250
Federal National Mortgage Association, 3.700% Due 11/01/07	2,000,000	1,955,000
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,980,000
Federal National Mortgage Association, 3.410% Due 8/30/07	650,000	635,375
Federal National Mortgage Association, 4.500% Due 3/01/08	603,467	593,660
Federal National Mortgage Association, 4.500% Due 12/01/09	799,362	783,625
Federal National Mortgage Association, 4.650% Due 5/17/10	1,000,000	981,250
Federal National Mortgage Association, 5.500% Due 6/15/25	800,000	764,999
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	164,625
Total United States Government Agency Obligations: 39.8%		$22,403,081

United States Government Treasury Obligations
United States Treasury Bill, 0.000% Due 4/20/06**	500,000	498,943
United States Treasury Bond, 4.000% Due 2/15/14	2,500,000	2,356,250
United States Treasury Note, 4.125% Due 5/15/15	2,000,000	1,890,000
United States Treasury Note, 5.500% Due 2/15/08	500,000	506,035
United States Treasury Note, 6.625% Due 5/15/07	500,000	509,375
United States Treasury Note, 7.000% Due 7/15/06	1,000,000	1,006,055
Total United States Government Treasury Obligations: 12.0%		$6,766,658

Total Fixed Income - Bonds: 98.5%		$55,392,807
(Fixed Income Identified Cost $56,326,040)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.11% yield *		138,372
Total Cash Equivalents: 0.2%		$138,372
(Cash Equivalents Identified Cost $138,372)

Total Portfolio Value: 98.7%		$55,531,179
(Total Portfolio Identified Cost $56,464,412)

Other Assets Less Liabilities 1.3%		$706,721

Total Net Assets 100.0%		$56,237,900

*	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.
**	Non-income producing security.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2006

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	528,125
American General Corporation, 7.500% Due 8/11/10	500,000	536,875
American General Finance, 8.125% Due 8/15/09	500,000	538,125
Associates Corporation, 7.950% Due 2/15/10	642,000	695,768
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,081,250
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,131,250
General Electric Capital Corporation, 6.000% Due 6/15/12	1,000,000	1,027,500
Mellon Financial, 6.700% Due 3/01/08	500,000	512,500
Merrill Lynch, 3.375% Due 9/14/07	750,000	730,313
Morgan Stanley Subordinated Notes, 4.750% Due 4/01/14	1,000,000	932,500
National City Bank, 6.250% Due 3/15/11	500,000	516,875
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	500,000	522,500
Suntrust Banks Inc., 7.750% Due 5/01/10	500,000	541,250
US Bancorp Subordinated Notes, 6.300% Due 7/15/08	1,000,000	1,025,000
Wachovia Corporation Subordinated Notes, 5.250% Due 8/01/14	980,000	950,600
Weingarten Realty, 6.840% Due 11/17/07	500,000	512,500
Total Finance: 22.8%		$11,782,931

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	506,875
Citigroup Incorporated Notes, 6.000% Due 2/21/12	750,000	768,750
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	406,125
Dell, Inc., 6.550%, Due 4/15/08	500,000	510,625
Delta Airlines Series 02-1 (MBIA Insured), 6.417%, Due 7/02/12	400,000	402,185
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	511,250
Lowes Companies, Inc., 8.250% Due 6/01/10	500,000	553,125
McDonald's Corporation, 8.875% Due 4/01/11	500,000	573,125
Target Corporation, 6.350% Due 1/15/11	400,000	416,000
Wal-Mart Stores, 4.500% Due 7/01/15	1,000,000	928,750
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	524,375
Washington Post, 5.500% Due 2/15/09	500,000	500,000
Total Industrial: 12.7%		$6,601,185

Utilities
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	537,500
GTE Corporation, 7.510% Due 4/01/09	500,000	525,625
National Rural Utilities, 5.700% Due 1/15/10	500,000	505,000
Total Utilities: 3.0%		$1,568,125

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	2,000,000	1,930,000
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,126,250
Federal Home Loan Bank, 5.130% Due 5/24/13	800,000	797,000
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,531,875
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,018,671
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	538,125
Federal Home Loan Bank, 5.000% Due 10/15/24	350,000	329,254
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	500,810
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	2,000,000	1,922,500
Federal Home Loan Mortgage Corp., 4.650% Due 5/17/10	1,500,000	1,471,875
Federal Home Loan Mortgage Corp., 5.5000% Due 6/15/25	700,000	669,374
Federal Home Loan Mortgage Corp., 5.5000% Due 8/15/33	2,000,000	1,939,284
Federal National Mortgage Association, 5.250% Due 1/15/09	500,000	501,994
Total United States Government Agency Obligations: 29.5%		$15,277,012

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2513, 5.500% Due 9/15/13	1,496,235	1,492,135
Federal Home Loan Mortgage Corp., Series 2517, 5.000% Due 5/15/13	1,066,359	1,062,530
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 8/01/09	1,000,000	980,312
Government National Mortgage Association, 5.500% Due 2/15/17	359,543	359,881
Total United States Government Agency Obligations - Mortgage Backed Securities: 7.5%		$3,894,858

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,500,000	1,513,183
United States Treasury Bill, 0.000% Due 4/20/06**	300,000	299,366
United States Treasury Note, 4.250% Due 8/15/15	2,000,000	1,905,000
United States Treasury Note, 6.500% Due 2/15/10	750,000	793,448
United States Treasury Note, 4.125 Due 5/15/15	2,500,000	2,362,500
United States Treasury Note, 4.750% Due 5/15/14	2,000,000	1,982,500
Tennessee Valley Authority, 6.250%, Due 12/15/17	500,000	541,875
Tennessee Valley Authority, 6.000%, Due 3/15/13	2,200,000	2,304,500
Total United States Government Treasury Obligations: 22.6%		$11,702,372

Total Fixed Income - Bonds: 98.1%		$50,826,483
(Fixed Income Identified Cost $51,336,084)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.11% yield *		$315,916
Total Cash Equivalents: 0.6%		315,916
(Cash Equivalents Identified Cost $ 315,916)

Total Portfolio Value: 98.7%		$51,142,399
(Total Portfolio Identified Cost $51,652,000)

Other Assets Less Liabilities 1.3%		$643,490

Total Net Assets 100.0%		$51,611,500

*	Variable rate security, the coupon rate shown represents the rate at March 31, 2006.
**	Non-income producing security.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 18, 2006 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date May 30, 2006

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.